Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 46,743	$ 38,034	$ 31,317
Operating costs and expenses:
Cost of revenue	15,681	10,797	3,634
Research and development	12,746	9,054	9,201
Selling, general and administrative	119,641	64,895	50,582
Intangible amortization	4,106	3,922	3,738
Total operating costs and expenses	152,174	88,668	67,155
Loss from operations	(105,431)	(50,634)	(35,838)
Other (income) expense:
Loss (gain) on derivative liability	512	(8,310)	300
Change in fair value of debt and liability instruments	7,189	0	0
(Gain) loss on debt extinguishment, net	0	(28,634)	12,463
Scilex Pharma Notes principal increase	0	0	28,000
Interest expense, net	1,068	9,604	11,764
Loss on foreign currency exchange	118	66	54
Total other (income) expense	8,887	(27,274)	52,581
Loss before income taxes	(114,318)	(23,360)	(88,419)
Income tax expense	13	4	5
Net loss	$ (114,331)	$ (23,364)	$ (88,424)
Earnings Per Share [Abstract]
Net loss per share attributable to common stockholders - basic	$ (1.28)	$ (0.17)	$ (0.67)
Net loss per share attributable to common stockholders - diluted	$ (1.28)	$ (0.17)	$ (0.67)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of shares during the period-basic	130,298	134,226	132,858
Weighted average number of shares during the period -diluted	130,298	134,226	132,858